GOODWILL (Tables)	12 Months Ended
Feb. 28, 2022
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of	As of
	February 28,	February 28,
	2021	2022

Beginning balance	$409,435	$592,334
Addition (Note 3)	169,893	—
Accumulated impairment loss	(137,921)	(591,349)
Disposal and write-off	(2,652)	—
Exchange difference	15,658	(985)

Goodwill, net	$454,413	—